U.S. SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 24F-2
                    Annual Notice of Securities Sold
                        Pursuant to Rule 24f-2


1.  Name and address of issuer:

   Invesco Exchange-Traded Self-Indexed Fund Trust
   3500 Lacey Road
   Downers Grove, IL  60515

2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

	Invesco Defensive Equity ETF
	Invesco Multi-Factor Large Cap ETF
	Invesco U.S. Large Cap Optimized Volatility ETF
	Invesco Corporate Income Defensive ETF
	Invesco Corporate Income Value ETF
	Invesco Emerging Markets Debt Defensive ETF
	Invesco Emerging Markets Debt Value ETF
	Invesco Investment Grade Defensive ETF
	Invesco Investment Grade Value ETF
	Invesco Multi-Factor Core Fixed Income ETF
	Invesco Multi-Factor Core Plus Fixed Income ETF
	Invesco BulletShares 2018 Corporate Bond ETF
	Invesco BulletShares 2019 Corporate Bond ETF
	Invesco BulletShares 2020 Corporate Bond ETF
	Invesco BulletShares 2021 Corporate Bond ETF
	Invesco BulletShares 2022 Corporate Bond ETF
	Invesco BulletShares 2023 Corporate Bond ETF
	Invesco BulletShares 2024 Corporate Bond ETF
	Invesco BulletShares 2025 Corporate Bond ETF
	Invesco BulletShares 2026 Corporate Bond ETF
	Invesco BulletShares 2027 Corporate Bond ETF
	Invesco BulletShares 2028 Corporate Bond ETF
	Invesco BulletShares 2018 High Yield Corporate Bond ETF Invesco BulletShares 2019 High Yield Corporate Bond ETF Invesco BulletShares 2020 High Yield Corporate Bond ETF Invesco BulletShares 2021 High Yield Corporate Bond ETF Invesco BulletShares 2022 High Yield Corporate Bond ETF Invesco BulletShares 2023 High Yield Corporate Bond ETF Invesco BulletShares 2024 High Yield Corporate Bond ETF Invesco BulletShares 2025 High Yield Corporate Bond ETF Invesco BulletShares 2026 High Yield Corporate Bond ETF



3.  Investment Company Act File Number: 811-23304

    Securities Act File Number: 333-221046

4.  (a)  Last day of fiscal year for which this Form is filed: 08/31/2018

    (b)  Check box if this Form is being filed late (i.e., more than 90
    calendar days after the end of the Issuer's fiscal year).   [   ]

    (c)  Check box if this is the last time the issuer will be filing
    this form.   [   ]

5.  Calculation of registration fee:

    (i) Aggregate sale price of securities sold during
    the fiscal year pursuant to section 24(f):            $986,452,793

    (ii) Aggregate price of securities
    redeemed or repurchased during the
    fiscal year:                             $336,664,018

    (iii) Aggregate price of securities
    redeemed or repurchased during any
    prior fiscal year ending no earlier
    than October 11, 1995 that were not
    previously used to reduce registration
    fees payable to the Commission:          $37,612,110

    (iv) Total available redemption credits [add
    items 5(ii) and 5(iii):                             - $374,276,128

    (v) Net sales - if item 5(i) is greater than
    Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:      $612,176,665

    (vi) Redemption credits available for
    use in future years - if Item 5(i) is
    less than Item 5(iv) [subtract Item
    5(iv) from Item 5(i)]:                   $0

    (vii) Multiplier for determining registration fee:    x 0.0001212

    (viii) Registration fee due [multiply Item 5(v) by
    Item 5(vii)]:                                         = $74,195.81

6.  Prepaid Shares

    If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, than state that number here: 0.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year:

                                                          $ 0

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                          $74,195.81

9.  Date the registration fee and any interest payment was sent to the
    Commission's lockbox depository:     11/29/2018

    CIK Number designated to receive payment:  0001657201

    Method of Delivery:

    [X]   Wire Transfer
    [ ]   Mail or other means


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By:     /s/ Mary Juenke
        Mary Juenke
        Assistant Treasurer

Date:   November 29, 2018